Segment Information, Information about Company's Reportable Segments (Details)			12 Months Ended
		Dec. 31, 2024 Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($) Segment
Segment Information [Abstract]
Number of reportable segments | Segment		3	3			2
Segment Information [Abstract]
Vessel revenues			$ 46,240,892	$ 65,069,003		$ 97,515,511
Revenue from services			35,573,513	1,174,376	[1]	0
Total revenues			81,814,405	66,243,379		97,515,511
Voyage expenses (including charges from related party)			(4,078,667)	(4,248,856)		(5,052,228)
Vessel operating expenses			(19,140,916)	(26,188,773)		(41,913,628)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(22,116,441)	(1,117,476)	[1]	0
Management fees to related parties			(4,022,007)	(4,808,602)		(7,167,397)
Depreciation and amortization			(14,760,087)	(15,037,006)		(22,076,831)
(Provision)/ recovery of provision for doubtful accounts			1,640,626	(4,823)		0
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)			(19,429,796)	(13,343,878)		(5,681,371)
Net gain / (loss) on sale of vessels			(2,005,320)	19,298,394		6,383,858
Loss on vessels held for sale			(5,554,777)	(3,629,521)		0
Gain from a claim			0	1,418,096		0
Net gain on disposition of assets			309,680	158,440		0
Net loss from equity method investments			(326,123)	0		0
Net gain / (loss) from equity method investments measured at fair value			(10,755,335)	2,687,236		0
Operating income / (loss)			(18,424,758)	21,426,610		22,007,914
Interest and finance costs			(4,971,728)	(6,086,355)		(11,259,643)
Interest income			1,912,530	6,882,719		3,209,886
Foreign exchange (losses)/gains			(420,370)	(161,142)		(92,745)
Less: Unallocated general and administrative expenses			(19,429,796)	(13,343,878)		(5,681,371)
Dividend income on equity securities			3,415,291	6,692,418		1,312,222
Gain on debt securities			4,069	0		0
Gain / (losses) on equity securities			16,871,867	(14,738,660)		5,136,649
Dividend income from equity method investments, measured at fair value			17,967,315	0		0
Other, net			4,692,704	0		0
Net income from continuing operations, before taxes			22,408,032	15,438,922		21,480,950
Net income from discontinued operations, before taxes			0	0		17,513,269
Net income, before taxes			22,408,032	15,438,922		38,994,219
Related Party [Member]
Segment Information [Abstract]
Revenue from services			10,764,653	381,778	[1]	0
Voyage expenses (including charges from related party)			(1,566,628)	(1,170,615)		(1,274,384)
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)			(3,942,173)	(7,859,350)		(3,099,000)
Net gain / (loss) on sale of vessels			699,205	2,069,012		1,111,135
Loss on vessels held for sale			(145,000)	(165,000)		0
Interest and finance costs			(2,775,459)	(781,828)		0
Less: Unallocated general and administrative expenses			(3,942,173)	(7,859,350)		(3,099,000)
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			42,180,126	65,069,003		97,515,511
Pool [Member]
Segment Information [Abstract]
Vessel revenues			4,060,766	0		0
Operating Segment [Member]
Segment Information [Abstract]
Revenue from services			35,573,513	1,174,376		0
Total revenues			81,814,405	66,243,379		97,515,511
Voyage expenses (including charges from related party)			(4,078,667)	(4,248,856)		(5,052,228)
Vessel operating expenses			(19,140,916)	(26,188,773)		(41,913,628)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(22,116,441)	(1,117,476)		0
Management fees to related parties			(4,022,007)	(4,808,602)		(7,167,397)
Depreciation and amortization			(14,760,087)	(15,037,006)		(22,076,831)
(Provision)/ recovery of provision for doubtful accounts			1,640,626	(4,823)		0
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	[2]		(10,846,239)	(345,466)		0
Net gain / (loss) on sale of vessels			(2,005,320)	19,298,394		6,383,858
Loss on vessels held for sale			(5,554,777)	(3,629,521)		0
Gain from a claim			0	1,418,096		0
Net gain on disposition of assets			309,680	158,440		0
Net loss from equity method investments			(326,123)	0		0
Net gain / (loss) from equity method investments measured at fair value			(13,972,725)	2,687,236		0
Operating income / (loss)			(13,058,591)	34,425,022		27,689,285
Less: Unallocated general and administrative expenses	[2]		(10,846,239)	(345,466)		0
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Revenue from services			0	0		0
Total revenues			36,159,492	49,704,809		82,996,018
Voyage expenses (including charges from related party)			(3,292,629)	(3,142,501)		(4,425,879)
Vessel operating expenses			(16,305,854)	(21,531,189)		(36,876,772)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			0	0		0
Management fees to related parties			(3,493,801)	(3,956,453)		(6,469,699)
Depreciation and amortization			(9,586,004)	(9,593,639)		(16,689,989)
(Provision)/ recovery of provision for doubtful accounts			0	(4,823)		0
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	[2]		0	0		0
Net gain / (loss) on sale of vessels			(2,086,086)	19,298,394		6,383,858
Loss on vessels held for sale			(5,554,777)	0		0
Gain from a claim			0	1,418,096		0
Net gain on disposition of assets			0	0		0
Net loss from equity method investments			0	0		0
Net gain / (loss) from equity method investments measured at fair value			0	0		0
Operating income / (loss)			(4,159,659)	32,192,694		24,917,537
Less: Unallocated general and administrative expenses	[2]		0	0		0
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Revenue from services			0	0		0
Total revenues			10,081,400	15,364,194		14,519,493
Voyage expenses (including charges from related party)			(786,038)	(1,106,355)		(626,349)
Vessel operating expenses			(2,835,062)	(4,657,584)		(5,036,856)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			0	0		0
Management fees to related parties			(528,206)	(852,149)		(697,698)
Depreciation and amortization			(1,460,696)	(5,330,681)		(5,386,842)
(Provision)/ recovery of provision for doubtful accounts			0	0		0
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	[2]		0	0		0
Net gain / (loss) on sale of vessels			80,766	0		0
Loss on vessels held for sale			0	(3,629,521)		0
Gain from a claim			0	0		0
Net gain on disposition of assets			0	0		0
Net loss from equity method investments			0	0		0
Net gain / (loss) from equity method investments measured at fair value			0	0		0
Operating income / (loss)			4,552,164	(212,096)		2,771,748
Less: Unallocated general and administrative expenses	[2]		0	0		0
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Revenue from services			35,573,513	1,174,376	[3]
Total revenues			35,573,513	1,174,376	[3]
Voyage expenses (including charges from related party)			0	0	[3]
Vessel operating expenses			0	0	[3]
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(22,116,441)	(1,117,476)	[3]
Management fees to related parties			0	0	[3]
Depreciation and amortization			(3,713,387)	(112,686)	[3]
(Provision)/ recovery of provision for doubtful accounts			1,640,626	0	[3]
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	[2]		(10,846,239)	(345,466)	[3]
Net gain / (loss) on sale of vessels			0	0	[3]
Loss on vessels held for sale			0	0	[3]
Gain from a claim			0	0	[3]
Net gain on disposition of assets			309,680	158,440	[3]
Net loss from equity method investments			(326,123)	0	[3]
Net gain / (loss) from equity method investments measured at fair value			(13,972,725)	2,687,236	[3]
Operating income / (loss)			(13,451,096)	2,444,424	[3]
Less: Unallocated general and administrative expenses	[2]		(10,846,239)	(345,466)	[3]
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			42,180,126	65,069,003		97,515,511
Operating Segment [Member] | Time Charter [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues			32,098,726	49,704,809		82,996,018
Operating Segment [Member] | Time Charter [Member] | Containership Segment [Member]
Segment Information [Abstract]
Vessel revenues			10,081,400	15,364,194		14,519,493
Operating Segment [Member] | Time Charter [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Vessel revenues			0	0	[3]
Operating Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			4,060,766	0		0
Operating Segment [Member] | Pool [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues			4,060,766	0		0
Operating Segment [Member] | Pool [Member] | Containership Segment [Member]
Segment Information [Abstract]
Vessel revenues			0	0		0
Operating Segment [Member] | Pool [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Vessel revenues			0	0	[3]
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(1,629,128)	(4,636,880)		(10,883,521)
Interest income			957,420	4,098,120		2,631,798
Foreign exchange (losses)/gains			(591,347)	9,131		(84,127)
Unallocated net gain from equity method investments at fair value			3,217,390	0		0
Gain on debt securities			4,069	0		0
Gain / (losses) on equity securities			16,871,867	(14,738,660)		5,136,649
Dividend income from equity method investments, measured at fair value	[4]		17,967,315	0		0
Other, net			4,692,704	0		0
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend income on equity securities			3,415,291	6,692,418		1,312,222
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend income on equity securities			1,361,112	1,423,332		1,166,667
Segment Reconciling Items [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Dividend income from equity method investments, measured at fair value			15,796,255
Corporate [Member]
Segment Information [Abstract]
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)			(8,583,557)	(12,998,412)		(5,681,371)
Interest and finance costs			(3,342,600)	(1,449,475)		(376,122)
Interest income			955,110	2,784,599		578,088
Foreign exchange (losses)/gains			170,977	(170,273)		(8,618)
Less: Unallocated general and administrative expenses			$ (8,583,557)	$ (12,998,412)		$ (5,681,371)

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.
[2]	In accordance with ASC 280 Segment Reporting, the Company has included general and administrative expenses as a separately disclosed expense line item within the asset management segment. General and administrative expenses of MPC Capital are directly attributable to, and incurred solely in connection with, the operations of the asset management segment and do not include any allocated or shared corporate expenses. These expenses represent a significant component of the asset management segment’s operating results and are regularly provided to and reviewed by the CODM in assessing segment performance and making resource allocation decisions. General and administrative expenses of the asset management segment were not separately disclosed in prior periods as the amounts were not considered significant. As they have become significant to the asset management segment in the year ended December 31, 2025, the Company has elected to present this expense category separately. In accordance with ASC 280-10-50-29, comparative segment information for the year ended December 31, 2024 has been recast to conform to the current year presentation. The recast of the comparative period did not result in any change to previously reported assets, or consolidated results.
[3]	Results for the year ended December 31, 2024 for the asset management segment reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.
[4]	The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment's performance, which amounted to $15,796,255 for the year ended December 31, 2025. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.